CONSOLIDATED STATEMENTS OF EARNINGS - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues
Commodity sales	CAD 5,470	CAD 5,975	CAD 10,274	CAD 11,206
Gas distribution sales	504	528	1,511	2,119
Transportation and other services	1,965	2,128	4,949	3,235
Total revenues	7,939	8,631	16,734	16,560
Expenses
Commodity costs	5,303	5,799	10,014	10,841
Gas distribution costs	284	300	1,038	1,664
Operating and administrative	1,003	928	2,083	1,919
Depreciation and amortization	555	485	1,114	959
Environmental costs, net of recoveries		7	17	(4)
Goodwill impairment		440		440
Total expenses	7,145	7,959	14,266	15,819
Total operating income	794	672	2,468	741
Income/(loss) from equity investments (Note 6)	(37)	109	189	242
Other income/(expense)	(26)	158	250	(299)
Interest expense	(369)	(284)	(781)	(535)
Earnings from continuing operations before income taxes	362	655	2,126	149
Income taxes recovery/(expense) (Note 13)	(10)	(232)	(427)	53
Earnings	352	423	1,699	202
Loss attributable to noncontrolling interests and redeemable noncontrolling interests	20	224	(41)	134
Earnings attributable to Enbridge Inc.	372	647	1,658	336
Preference share dividends	(71)	(70)	(144)	(142)
Earnings attributable to Enbridge Inc. common shareholders	CAD 301	CAD 577	CAD 1,514	CAD 194
Earnings per common share attributable to Enbridge Inc. common shareholders
Earnings per common share attributable to Enbridge Inc. common shareholders (Note 10) (in Canadian dollars per share)	CAD 0.33	CAD 0.68	CAD 1.69	CAD 0.23
Diluted earnings per common share attributable to Enbridge Inc. common shareholders
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (Note 10) (in Canadian dollars per share)	CAD 0.33	CAD 0.67	CAD 1.67	CAD 0.23